Summary of Significant Accounting Policies (Details3)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Dry port terminal depreciation	5 to 40
Oil storage, plant and port facilities for liquid cargoes depreciation	5 to 20
Other fixed assets depreciation	5 to 10